Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Intangible Assets, Net [Abstract]
Trademark	$ 2,783,569	$ 2,636,494
Less: accumulated amortization	(1,012,487)	(599,451)
Intangible assets, net	$ 1,771,082	$ 2,037,043